SCHEDULE OF FAIR VALUE OF THE AWARDS AND DSL AWARDS GRANTED IS ESTIMATED AT THE GRANT DATE USING DISCOUNTED (Details)	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
31-Mar-2023 [member]
IfrsStatementLineItems [Line Items]
Valuation approach	DCF & EAM	DCF & EAM
Discount rate	17.00%	17.00%
Terminal growth rate	3.00%	3.00%
Lack of marketability discount	15.00%	15.00%
Lack of control discount	20.00%	20.00%
Volatility	46.62%	46.62%
30-Sep-2023 [member]
IfrsStatementLineItems [Line Items]
Valuation approach	DCF & EAM	DCF & EAM
Discount rate	18.00%	18.00%
Terminal growth rate	3.00%	3.00%
Lack of marketability discount	10.00%	10.00%
Lack of control discount	20.00%	20.00%
Volatility	42.41%	42.41%
31-Jul-2024 [member]
IfrsStatementLineItems [Line Items]
Valuation approach	DCF & EAM
Discount rate	16.00%
Terminal growth rate	3.00%
Lack of marketability discount	3.00%
Lack of control discount	20.00%
Volatility	38.16%
1-Apr-2022 [member]
IfrsStatementLineItems [Line Items]
Valuation approach		DCF & EAM
Discount rate		17.00%
Terminal growth rate		3.00%
Lack of marketability discount		15.00%
Lack of control discount		20.00%
Volatility		41.16%
25-May-2022 [member]
IfrsStatementLineItems [Line Items]
Valuation approach		DCF & EAM
Discount rate		17.00%
Terminal growth rate		3.00%
Lack of marketability discount		15.00%
Lack of control discount		20.00%
Volatility		41.16%
30-Sep-2022 [member]
IfrsStatementLineItems [Line Items]
Valuation approach		DCF & EAM
Discount rate		17.00%
Terminal growth rate		3.00%
Lack of marketability discount		15.00%
Lack of control discount		20.00%
Volatility		44.16%